Collateralized Transactions (Assets Subject to Lien) (Details) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Loans and Receivables [Member] USD ($)	Mar. 31, 2011 Loans and Receivables [Member] JPY (¥)	Mar. 31, 2010 Loans and Receivables [Member] JPY (¥)	Mar. 31, 2011 Trading Assets, Excluding Debt and Equity Securities [Member] USD ($)	Mar. 31, 2011 Trading Assets, Excluding Debt and Equity Securities [Member] JPY (¥)	Mar. 31, 2010 Trading Assets, Excluding Debt and Equity Securities [Member] JPY (¥)	Mar. 31, 2011 Office Buildings, Land, Equipment and Facilities [Member] USD ($)	Mar. 31, 2011 Office Buildings, Land, Equipment and Facilities [Member] JPY (¥)	Mar. 31, 2010 Office Buildings, Land, Equipment and Facilities [Member] JPY (¥)	Mar. 31, 2011 Non-trading Debt Securities [Member] USD ($)	Mar. 31, 2011 Non-trading Debt Securities [Member] JPY (¥)	Mar. 31, 2010 Non-trading Debt Securities [Member] JPY (¥)	Mar. 31, 2011 Other Assets [Member] USD ($)	Mar. 31, 2010 Other Assets [Member] JPY (¥)
Assets subject to lien, Amount	$ 28,242	¥ 2,337,316	¥ 2,456,849	$ 334	¥ 27,635	¥ 389	$ 24,294	¥ 2,010,605	¥ 2,275,746	$ 252	¥ 20,815	¥ 24,947	$ 3,362	¥ 278,261	¥ 143,029	$ 0	¥ 12,738